Personnel expenses - Disclosure of Net Defined Benefit Liability (Asset) (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumptions
Discount rate		2.25%	0.40%	0.20%
Future salary increases at December 31		2.00%	2.00%
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31		SFr 52,529	SFr 54,461
Fair value of plan assets at December 31		50,284	47,979
Net defined benefit liability at December 31		2,245	6,483	SFr 13,423
Components of defined benefit cost in profit or loss
Current service cost (employer)		3,137	3,097	3,033
Past service cost		0	(94)	0
Interest expense on defined benefit obligation		231	114	103
Interest income on plan assets		(203)	(86)	(80)
Administrative cost excl. cost for managing plan assets		27	27	24
Defined benefit cost recognized in profit or loss		3,192	3,059	3,080
thereof service cost and administrative cost		3,164	3,031	3,057
thereof net interest expense on the net defined benefit liability		28	28	23
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		6,483	13,423
Defined benefit cost recognized in profit or loss		3,192	3,059
Remeasurement of net pension liabilities		(5,334)	(8,012)
Contributions by the employer		(2,096)	(1,987)
Net defined benefit liability at December 31		2,245	6,483	13,423
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		6,483	13,423
Actuarial (gain)/loss on defined benefit obligation		(5,334)	(8,012)
Net defined benefit liability at December 31		2,245	6,483	13,423
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		(12,222)	(2,303)	0
Actuarial (gain) / loss on changes in demographic assumptions		0	(2,432)	0
Actuarial (gain) / loss arising from experience adjustments		3,546	(773)	335
Actuarial (gain)/loss on defined benefit obligation		(8,676)	(5,508)	335
Return on plan assets excluding interest income		3,342	(2,504)	1,179
Remeasurement of net pension liabilities	[1]	(5,334)	(8,012)	1,514
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(6,483)	(13,423)
Contributions by the employer		2,096	1,987
Fair value of plan assets at December 31		(2,245)	(6,483)	(13,423)
Contributions by the employer		2,231	2,060
Plan asset classes
Total plan assets at fair value at December 31		50,284	47,979
thereof entity's own transferable financial instruments		0	0
thereof property occupied or other assets used by the entity		SFr 0	SFr 0
Weighted average duration of defined obligation in years at December 31		15 years	18 years 6 months
Discount rates based on industry benchmark, period		20 years
Accrued sabbatical cost		SFr 307	SFr 257	255
Actuarial assumptions, possible increase (decrease) in longevity for most of the age categories		1 year
Research and development expenses
Plan asset classes
Non-cash effective pension costs		SFr 846	837	1,039
Selling, general and administrative expenses
Plan asset classes
Non-cash effective pension costs		SFr 250	SFr 235	214
Active members
Plan asset classes
Weighted average duration of defined obligation in years at December 31		14 years 9 months 18 days	18 years 3 months 18 days
Pensioners
Plan asset classes
Weighted average duration of defined obligation in years at December 31		16 years 3 months 18 days	19 years 7 months 6 days
Actuarial assumption of discount rates
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 54,524	SFr 57,066
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 50,672	SFr 52,054
Actuarial assumption of interest rate on retirement savings capital
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 51,699	SFr 53,576
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 53,383	SFr 55,373
Actuarial assumption of expected rates of salary increases
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 52,253	SFr 53,993
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 52,768	SFr 54,947
Actuarial assumption of life expectancy
Plan asset classes
Reasonably possible increase in actuarial assumptions, period		1 year	1 year
Reasonably possible decrease in actuarial assumptions, period		1 year	1 year
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 53,090	SFr 55,283
Defined benefit obligation due to reasonably possible increase in actuarial assumption		51,961	53,569
Quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		40,391	39,116
Plan asset classes
Cash and cash equivalents		7,896	9,581
Equity instruments		20,754	20,246
Debt instruments (e.g. bonds)		8,200	6,130
Real estate funds		1,793	1,612
Others		1,748	1,547
Total plan assets at fair value at December 31		40,391	39,116
Non-quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		9,892	8,862
Plan asset classes
Others		9,892	8,862
Total plan assets at fair value at December 31		9,892	8,862
Defined benefit obligation
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31		52,529	54,461	54,512
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		54,461	54,512
Remeasurement of net pension liabilities		(8,676)	(5,508)
Net defined benefit liability at December 31		52,529	54,461	54,512
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		54,461	54,512
Interest expenses on defined benefit obligation		231	114
Current service cost (employer)		3,137	3,097
Contributions by plan participants		1,317	1,246
Benefits (paid)/deposited		2,032	1,067
Past service cost		0	(94)
Administrative cost (excl. cost for managing plan assets)		27	27
Actuarial (gain)/loss on defined benefit obligation		(8,676)	(5,508)
Net defined benefit liability at December 31		52,529	54,461	54,512
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(54,461)	(54,512)
Interest income on plan assets		(231)	(114)
Contributions by plan participants		(1,317)	(1,246)
Benefits (paid)/deposited		(2,032)	(1,067)
Fair value of plan assets at December 31		(52,529)	(54,461)	(54,512)
Plan assets
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31		(50,284)	(47,979)	(41,089)
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		(47,979)	(41,089)
Contributions by the employer		(2,096)	(1,987)
Net defined benefit liability at December 31		(50,284)	(47,979)	(41,089)
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		(47,979)	(41,089)
Interest expenses on defined benefit obligation		(203)	(86)
Contributions by plan participants		(1,317)	(1,246)
Benefits (paid)/deposited		(2,032)	(1,067)
Net defined benefit liability at December 31		(50,284)	(47,979)	(41,089)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		47,979	41,089
Interest income on plan assets		203	86
Contributions by the employer		2,096	1,987
Contributions by plan participants		1,317	1,246
Benefits (paid)/deposited		2,032	1,067
Return on plan assets excl. interest income		(3,342)	2,504
Fair value of plan assets at December 31		SFr 50,284	SFr 47,979	SFr 41,089

[1]	See note 18